Summary of Significant Accounting Policies (Tables)	6 Months Ended
Oct. 31, 2025
Straight Line Method [Member]
Summary of Significant Accounting Policies [Line Items]
Schedule of Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows:

Leasehold improvements	lesser of lease term or expected useful life
Office furniture and fixtures	2 – 4 years